Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 183,611	$ 180,989
Defined Benefit Plan Service Cost	2,257	2,190	2,016
Defined Benefit Plan Interest Cost	6,848	7,801	8,543
Amendments	(18,670)	0
Defined Benefit Plan, Special Termination Benefits	0	0	0
Benefits paid	(7,066)	(7,348)
Actuarial loss (gain)	(21,248)	(21)
Benefit obligation at end of year	145,732	183,611	180,989
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost (credit)	(18,670)	0		(3,800)
Net loss	12,346	35,486
Accumulated other comprehensive loss	(6,324)	35,486	37,469
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(183,611)	(180,989)
Amount prepaid (accued) at beginning of year	(148,125)	(143,520)
Additional benefit cost	0	0
Net periodic benefit credit (cost)	(10,997)	(11,953)
Defined Benefit Plan Contributions By Employer	7,066	7,348
Amount prepaid (accrued) at end of year	(152,056)	(148,125)	(143,520)
Amount recognized in AOCL	6,324	(35,486)	(37,469)
Net liabilities at end of year	$ (145,732)	$ (183,611)	$ (180,989)